Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Abstract]
Accounts receivable, due to allowances for doubtful accounts and sales returns	$ 77,356	$ 137,385
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	995,304	790,363
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	755,772	521,930
Share-based compensation expense	205,131	89,499
Investment in Centric Solutions	153,631	166,154
Net operating loss carryforwards	951,397	1,140,133
Other	92,766	85,291
Total gross deferred tax assets	3,231,357	2,930,755
Plant and equipment, due to differences in depreciation and capital gain recognition	(428,010)	(675,223)
Other receivables, due to accrual for financial reporting purposes		(10,955)
Total gross deferred tax liabilities	(428,010)	(686,178)
Net deferred tax asset	$ 2,803,347	$ 2,244,577